Expense Example	Sep. 30, 2025 USD ($)
First Trust Merger Arbitrage Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 773
Expense Example, with Redemption, 3 Years	1,186
Expense Example, with Redemption, 5 Years	1,625
Expense Example, with Redemption, 10 Years	2,837
First Trust Merger Arbitrage Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	385
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,479
Expense Example, with Redemption, 10 Years	3,128
First Trust Merger Arbitrage Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,062
First Trust Multi-Strategy Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	630
Expense Example, with Redemption, 3 Years	1,008
Expense Example, with Redemption, 5 Years	1,411
Expense Example, with Redemption, 10 Years	2,532
First Trust Multi-Strategy Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	367
Expense Example, with Redemption, 3 Years	811
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	2,944
First Trust Multi-Strategy Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	$ 1,900